Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Trade accounts payable.
Suppliers and contractors		$ 286,264	$ 223,153	$ 123,330
Customer advances		32,892	46,377	58,512
Statutory employee profit sharing		66,347	56,760	31,365
Trade accounts payable	$ 22,785	$ 385,503	$ 326,290	$ 213,207